Average Annual Total Returns{- Fidelity Freedom® Income Fund} - 03.31 Fidelity Freedom Funds Retail Combo PRO-14 - Fidelity Freedom® Income Fund	Fidelity Freedom Income Fund - Retail Class Return Before Taxes Past 1 year	Fidelity Freedom Income Fund - Retail Class Return Before Taxes Past 5 years	Fidelity Freedom Income Fund - Retail Class Return Before Taxes Past 10 years	Fidelity Freedom Income Fund - Retail Class After Taxes on Distributions Past 1 year	Fidelity Freedom Income Fund - Retail Class After Taxes on Distributions Past 5 years	Fidelity Freedom Income Fund - Retail Class After Taxes on Distributions Past 10 years	Fidelity Freedom Income Fund - Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Income Fund - Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Freedom Income Fund - Retail Class After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0199 Past 1 year	F0199 Past 5 years	F0199 Past 10 years
Total	8.93%	6.14%	4.69%	7.42%	4.78%	3.44%	5.67%	4.35%	3.26%	7.51%	4.44%	3.84%	8.61%	5.87%	4.67%